Events Occurred During the Year - Schedule of Main Effect on Consolidated Financial Statements for 2018 (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of Hyperinflationary Reporting [line items]
Gross profit	$ 107,934	R$ 418,222	R$ 588,198	R$ 540,920
Operating loss	(67,872)	(262,991)	(54,178)	(57,734)
Net loss	(83,048)	(321,795)	(154,222)	(134,244)
Accumulated losses	(304,135)		(847,125)		R$ (1,178,464)
Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Gross profit	4,293	16,635	27,631	30,215
Net loss	(9,729)	(37,701)	(35,710)	R$ (35,677)
Hyperinflation adjustment due to adoption of IAS 29 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Gross profit	1,350	5,232
Operating loss	(3,579)	(13,866)
Net loss	1,773	R$ 6,870
Non-monetary assets	779		3,165		3,019
Accumulated losses	$ 2,367		R$ 2,302		R$ 9,172